Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
LEASE LIABILITIES
14	LEASE LIABILITIES

The Company has lease contracts for office premises and motor vehicles. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

The Company also has certain leases with lease terms of 12 months or less. The Company applies the ’short-term lease’ recognition exemptions for these leases.

Carrying amount of lease liabilities is as follows:

	December 31, 2023	December 31, 2024
	RM	RM	US$
At beginning of the year	744,959	1,255,340	280,811
Additions	886,093	-	-
Finance cost	30,288	30,413	6,803
Payment	(406,000)	(749,373)	(167,630)
At end of the year	1,255,340	536,380	119,984

Lease liabilities:
- Not later than one year	710,367	368,501	82,431
- More than one year to five years	544,973	167,879	37,553
	1,255,340	536,380	119,984

Details of the carrying amounts of right-of-use assets recognized and the movements during the financial year are disclosed in Note 7 to the financial statements.

The lease liabilities at the end of the reporting period bear weighted average incremental borrowing rate of 4.31% (2023: 4.31%) per annum.

Amount recognized in profit or loss as is follows:

	December 31, 2023	December 31, 2024
	RM	RM	US$
Depreciation of right-of-use asset	424,837	664,498	148,644
Interest expense on lease liabilities	30,288	30,413	6,803
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	232,081	449,408	100,530
Total amount recognised in profit or loss	687,206	1,144,319	255,977